Cash Flow Reconciliations - Reconciliation of derivatives (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Opening balance
Net derivative assets as of beginning of the period	$ 6,346
Net derivative assets as of end of the period	6,346
Non-cash items
Unrealized gain on derivatives held for trading (Note 11)	7,371
Net derivative assets as of end of the period	7,371
Total
Net derivative assets as of beginning of the period	6,346
Unrealized gain on derivatives held for trading (Note 11)	7,371
Net derivative assets as of end of the period	$ 13,717